Quarterly Holdings Report
for

Fidelity® Blue Chip Value Fund

October 31, 2020

BCV-QTLY-1220
1.809087.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	99,000	$5,642,010
Media - 3.4%
Comcast Corp. Class A	297,800	12,579,072

TOTAL COMMUNICATION SERVICES		18,221,082

CONSUMER DISCRETIONARY - 7.3%
Household Durables - 0.8%
Newell Brands, Inc.	159,100	2,809,706
Multiline Retail - 2.1%
Dollar General Corp.	36,500	7,617,915
Specialty Retail - 4.4%
Best Buy Co., Inc.	77,800	8,678,590
Lowe's Companies, Inc.	48,400	7,652,040
		16,330,630

TOTAL CONSUMER DISCRETIONARY		26,758,251

CONSUMER STAPLES - 7.6%
Beverages - 1.0%
C&C Group PLC (United Kingdom)	1,700,000	3,563,402
Food & Staples Retailing - 2.2%
Kroger Co.	254,200	8,187,782
Food Products - 1.4%
Tyson Foods, Inc. Class A	90,400	5,173,592
Household Products - 0.7%
Procter & Gamble Co.	13,600	1,864,560
Spectrum Brands Holdings, Inc.	13,600	773,432
		2,637,992
Tobacco - 2.3%
Altria Group, Inc.	233,500	8,424,680

TOTAL CONSUMER STAPLES		27,987,448

ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Parex Resources, Inc. (a)	485,900	4,730,258
Teekay LNG Partners LP	213,300	2,220,453
		6,950,711
FINANCIALS - 26.6%
Banks - 8.6%
Bank of America Corp.	540,800	12,816,960
JPMorgan Chase & Co.	106,100	10,402,044
M&T Bank Corp.	47,400	4,909,692
PNC Financial Services Group, Inc.	29,700	3,322,836
		31,451,532
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	86,200	6,496,894
State Street Corp.	82,800	4,876,920
		11,373,814
Consumer Finance - 2.8%
Capital One Financial Corp.	112,100	8,192,268
Discover Financial Services	29,900	1,943,799
		10,136,067
Diversified Financial Services - 5.9%
Berkshire Hathaway, Inc. Class B (a)	107,400	21,684,060
Insurance - 6.2%
Allstate Corp.	59,800	5,307,250
Chubb Ltd.	74,100	9,626,331
The Travelers Companies, Inc.	66,400	8,015,144
		22,948,725

TOTAL FINANCIALS		97,594,198

HEALTH CARE - 25.6%
Biotechnology - 5.6%
Alexion Pharmaceuticals, Inc. (a)	81,000	9,326,340
Amgen, Inc.	25,500	5,531,970
Regeneron Pharmaceuticals, Inc. (a)	10,400	5,653,024
		20,511,334
Health Care Providers & Services - 14.0%
Anthem, Inc.	33,400	9,111,520
Cigna Corp.	56,600	9,450,502
CVS Health Corp.	174,300	9,776,487
Humana, Inc.	18,200	7,266,896
UnitedHealth Group, Inc.	51,500	15,714,710
		51,320,115
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	33,100	1,934,695
Bristol-Myers Squibb Co. rights (a)	107,800	351,428
Roche Holding AG (participation certificate)	39,300	12,628,329
Sanofi SA sponsored ADR	152,800	6,921,840
		21,836,292

TOTAL HEALTH CARE		93,667,741

INDUSTRIALS - 8.1%
Air Freight & Logistics - 0.9%
Deutsche Post AG	70,500	3,123,382
Building Products - 1.7%
Owens Corning	92,900	6,082,163
Electrical Equipment - 1.8%
Regal Beloit Corp.	65,600	6,471,440
Industrial Conglomerates - 1.3%
Siemens AG	42,100	4,937,499
Machinery - 0.6%
ITT, Inc.	18,600	1,125,486
Oshkosh Corp.	17,000	1,145,120
		2,270,606
Trading Companies & Distributors - 1.8%
HD Supply Holdings, Inc. (a)	167,300	6,668,578

TOTAL INDUSTRIALS		29,553,668

INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 3.4%
Cisco Systems, Inc.	348,800	12,521,920
IT Services - 4.8%
Amdocs Ltd.	122,000	6,878,360
Capgemini SA	14,900	1,720,405
Cognizant Technology Solutions Corp. Class A	124,100	8,863,222
		17,461,987

TOTAL INFORMATION TECHNOLOGY		29,983,907

MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Ltd. sponsored ADR	10,900	524,399
REAL ESTATE - 1.9%
Real Estate Management & Development - 1.9%
CBRE Group, Inc. (a)	139,300	7,020,720
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	85,900	1,492,083
TOTAL COMMON STOCKS
(Cost $335,646,631)		339,754,208

Nonconvertible Preferred Stocks - 4.0%
INFORMATION TECHNOLOGY - 4.0%
Technology Hardware, Storage & Peripherals - 4.0%
Samsung Electronics Co. Ltd.
(Cost $12,974,103)	328,000	14,559,038

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.10% (b)
(Cost $11,180,761)	11,178,526	11,180,761
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $359,801,495)		365,494,007
NET OTHER ASSETS (LIABILITIES) - 0.2%		855,003
NET ASSETS - 100%		$366,349,010

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,741
Fidelity Securities Lending Cash Central Fund	4
Total	$3,745

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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